Business combinations - Additional Information (Detail) $ in Millions	12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 Integer	May 02, 2023 USD ($)
Disclosure of detailed information about business combination [line items]
Cash transferred	$ 5,868
Goodwill recognised as of acquisition date	192
Revenue of acquiree since acquisition date	315
Profit (loss) of acquiree since acquisition date	17
Revenue of combined entity as if combination occurred at beginning of period	1,410
Profit (loss) of combined entity as if combination occurred at beginning of period	114
Number of Businesses Acquired | Integer		0
OZ Minerals Limited [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			100.00%
Cash transferred			$ 5,900
Goodwill recognised as of acquisition date	192
OZ Minerals Limited [member] | Other Operating Expenses [member]
Disclosure of detailed information about business combination [line items]
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	107
Business combination, integration related costs	$ 24